Profit from Operations - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment costs	£ 902	£ 607	£ 428
Property, Plant and Equipment
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation and impairment of property, plant and equipment	379	377	274
Trademarks and Similar Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	383	149	65
Other Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	£ 140	£ 81	£ 89